Financial Instruments (Details 1) - TWD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial liabilities at fair value through profit or loss [Member] | Foreign currency forward contracts [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities, at fair value	$ 106,597	$ 896,998
Derivative financial liabilities for hedging [Member] | Interest rate swap contracts [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities, at fair value		3,540
Available-for-sale financial assets - noncurrent [Member]
Disclosure of financial assets [abstract]
Financial assets, at fair value	4,348,134	3,030,278
Level 1 [member] | Financial liabilities at fair value through profit or loss [Member] | Foreign currency forward contracts [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities, at fair value	0	0
Level 1 [member] | Derivative financial liabilities for hedging [Member] | Interest rate swap contracts [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities, at fair value		0
Level 1 [member] | Available-for-sale financial assets - noncurrent [Member]
Disclosure of financial assets [abstract]
Financial assets, at fair value	4,170,319	2,836,696
Level 2 [member] | Financial liabilities at fair value through profit or loss [Member] | Foreign currency forward contracts [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities, at fair value	106,597	896,998
Level 2 [member] | Derivative financial liabilities for hedging [Member] | Interest rate swap contracts [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities, at fair value		3,540
Level 2 [member] | Available-for-sale financial assets - noncurrent [Member]
Disclosure of financial assets [abstract]
Financial assets, at fair value	0	0
Level 3 [member] | Financial liabilities at fair value through profit or loss [Member] | Foreign currency forward contracts [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities, at fair value	0	0
Level 3 [member] | Derivative financial liabilities for hedging [Member] | Interest rate swap contracts [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities, at fair value		0
Level 3 [member] | Available-for-sale financial assets - noncurrent [Member]
Disclosure of financial assets [abstract]
Financial assets, at fair value	177,815	193,582
Long term receivables [Member] | Loans and receivables [member]
Disclosure of financial assets [abstract]
Financial assets, at fair value	1,790,400	1,974,271
Long term receivables [Member] | Level 1 [member] | Loans and receivables [member]
Disclosure of financial assets [abstract]
Financial assets, at fair value	0	0
Long term receivables [Member] | Level 2 [member] | Loans and receivables [member]
Disclosure of financial assets [abstract]
Financial assets, at fair value	1,790,400	1,974,271
Long term receivables [Member] | Level 3 [member] | Loans and receivables [member]
Disclosure of financial assets [abstract]
Financial assets, at fair value	0	0
Foreign currency forward contracts [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of financial assets [abstract]
Financial assets, at fair value	70,366	65,669
Foreign currency forward contracts [Member] | Level 1 [member] | Financial assets at fair value through profit or loss [member]
Disclosure of financial assets [abstract]
Financial assets, at fair value	0	0
Foreign currency forward contracts [Member] | Level 2 [member] | Financial assets at fair value through profit or loss [member]
Disclosure of financial assets [abstract]
Financial assets, at fair value	70,366	65,669
Foreign currency forward contracts [Member] | Level 3 [member] | Financial assets at fair value through profit or loss [member]
Disclosure of financial assets [abstract]
Financial assets, at fair value	$ 0	$ 0